Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
2.	RELATED PARTY TRANSACTIONS

Consulting Services

Wayne Klohs is a shareholder and former member of the board of directors who also provided consulting services to the Company. During the year ended December 31, 2020, the Company incurred a total of $20,400 to Mr. Klohs for consulting services. The Company did not receive consulting services from Mr. Klohs during the year ended December 31, 2021.

Leigh-Ann Durant, a former member of the Company’s board of directors prior to her stepping down in November 2021, provides consulting services to the Company for which the Company incurred $129,171 for services provided during the year ended December 31, 2020, $53,981 of which is stock-based compensation which consist of options to purchase 47,569 shares of common stock. The Company incurred $88,994 for consulting services provided by Ms. Durant during the year ended December 31, 2021. The Company paid Ms. Durant $34,560 in cash, and issued her options to purchase 23,964 shares of common stock with a total fair value of $54,434 during the year ended December 31, 2021.

Mukesh Nyati was a minority shareholder of DGD and a consultant who received 222,500 shares of restricted stock in DGD during the year ended December 31, 2020, for his services along with cash. During 2020, the Company incurred $152,576 in research fees, $75,000 of which is stock-based compensation. Dr. Nyati is also the one of the principal researchers at the University of Michigan who was working on the specific compound licensed from the University of Michigan.

Radu Vitoc, a shareholder and brother of the CEO, provides consulting services to the Company for which the Company incurred $4,700 for services provided during the year ended December 31, 2021. The Company paid Mr. Vitoc $2,350 in cash, and issued him options to purchase 184 shares of common stock with a total fair value of $1,100. The remaining $1,250 for services provided in fiscal 2021 will be settled in options for which the Company has not yet issued to Mr. Vitoc as of December 31, 2021. The Company also issued him a convertible note in the amount of $50,000 during April 2021, which was converted into 8,557 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share (See Note 5), and also received 4,278 warrants to purchase shares of common stock at an exercise price of $6.00 per share.

CEO Loan Agreement

The Company's chief executive officer lent the Company a total of $25,000 in August and September of 2018. These amounts, were unsecured, had no stated interest rate, and no stated repayment terms. The Company repaid $3,633 of the loan to the CEO during 2020 and $367 during 2021. The Company paid these loans in full in March 2021, by issuing the CEO a convertible note in the amount of $21,000. The convertible note issued to the CEO was converted into 3,621 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share (See Note 5).

Deferred Compensation Agreements

As of December 31, 2021 and December 31, 2020, the Company had $111,271 and $661,058, respectively, of deferred compensation due to certain employees and officers of the Company pursuant to deferred compensation agreements executed during fiscal 2020 and 2019 as part of a non-qualified deferred compensation plan. Pursuant to the deferred compensation agreements, the employees had deferred a portion of their annual base salary to be paid upon a Qualified Fund Raising. The Qualified Fund Raising was achieved during July 2021. Upon this event, the employees' salaries were increased up to the market rates set forth in their respective agreements, and all amounts were paid to the employees. The remaining deferred compensation balance as of December 31, 2021 relates to amounts incurred for employees who were no longer with the Company as of the payout date.

During the year ended December 31, 2021, the Company accrued $193,379 in deferred compensation. The Company paid $457,749 in cash and issued 268,769 options with a total fair value of $296,264 during the year ended December 31, 2021, to settle a portion of the deferred compensation balance totaling $743,167. The fair value of the options issued in excess of the deferred compensation balance settled totaling $10,846 was recorded as stock-based compensation expense which is presented within general and administrative expenses on the statement of operations for the year ended December 31, 2021.

Accrued Bonus

During the year ended December 31, 2021 and 2020, the Company accrued $384,750 and $780,000, respectively, in bonus expense relating to certain key employees and officers of the Company. On April 16, 2021, the 2020 accrued bonus balance was settled by issuance of 713,536 stock options with a total fair value of $786,531. The fair value of the options issued in excess of the accrued bonus balance totaled $6,531 and was recorded as stock-based compensation expense which is presented within general and administrative expenses on the statement of operations for the year ended December 31, 2021.